   As filed with the Securities and Exchange Commission on October 24, 1997

                                                                File No. 33-2610
                                                               File No. 811-4550

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933     [X]

                         Post-Effective Amendment No. 41     [X]

                                      and

                             REGISTRATION STATEMENT
                   UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]

                                  Amendment No. 43           [X]

                               THE MAINSTAY FUNDS
                               ------------------
               (Exact Name of Registrant as Specified in Charter)

                               51 Madison Avenue
                             New York, New York 10010
                       ----------------------------------------
                    (Address of Principal Executive Offices)

                                (212) 576-5773
                       ----------------------------------------
              (Registrant's Telephone Number, including Area Code)

                                                        with a copy to:
A. Thomas Smith III, Esq.                               Jeffrey L. Steele, Esq.
The MainStay Funds                                      Dechert Price & Rhoads
51 Madison Avenue                                       1500 K Street, N.W.
New York, New York  10010                               Washington, DC  20005
--------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
[ ]    Immediately upon filing pursuant to      [X]  on November 7, 1997 pursuant to paragraph
       paragraph (b), or                             (b), or
[ ]    60 days after filing pursuant to         [ ]  on (          ) pursuant to paragraph
       paragraph (a)(1), or                          (a)(1), or
[ ]    75 days after filing pursuant to         [ ]  on (           ) pursuant to paragraph
       paragraph (a)(2), or                          (a)(2), of Rule 485.

                        [X] This post-effective amendment designates a
                            new effective date for a previously filed post-effective amendment.

     On January 9, 1986 the Registrant registered an indefinite number of shares of all series then existing or subsequently established under the Securities Act of 1933 pursuant to Rule 24f-2, which it expressly reaffirms. The Rule 24f-2 Notice for the Registrant's fiscal year ended December 31, 1996 was filed on February 25, 1997.
--------------------------------------------------------------------------------

                          PROSPECTUS AND STATEMENT OF
                       ADDITIONAL INFORMATION RELATING TO
                               THE MAINSTAY FUNDS
                             CROSS REFERENCE SHEET


                          ITEMS REQUIRED BY FORM N-1A
                          ---------------------------

Item Number in Part A           Prospectus Caption
---------------------           ------------------

     1                        Cover Page

     2                        Tell Me the Key Facts - Analyze the Cost of
                              Investing:  Two Kinds of Fees; If you invest
                              $1,000, you might pay

     3                        Financial Highlights

     4                        Tell Me the Key Facts -Descriptions of Each Fund;
                              General Investment Considerations; Tell Me the Details - The Trust; Other Information About the Funds; Description of Investments and Investment Practices; Investment Restrictions

     5                        Tell Me the Key Facts -Descriptions of Each Fund;
                              Know With Whom You're Investing; Tell Me the
                              Details - The Trust; Manager, Sub-Advisers and Distributor

     5A                       See Annual Reports

     6 Tell Me the Key Facts - Decide whether to pay a sales charge now, later or maybe never; Decide How to Receive Your Earnings; Understand the Tax Consequences; Know Your Rights as a Shareholder; Tell Me the Details - The Trust; Alternative Sales Arrangements; Portfolio Transactions; Tax Information

Item Number in Part A               Prospectus Caption
---------------------               ------------------


     7 Tell Me the Key Facts - Decide whether to pay a sales charge now, later or maybe never; Consider Reducing Your Sales Charge; Open an Account and Buy Shares; Know with Whom You're Investing; Tell Me the Details - Manager, Sub-Advisers and Distributor; How to Purchase Shares of the Funds; Alternative Sales Arrangements

     8 Tell Me the Key Facts - Know How to Sell and Exchange Shares; Tell Me the Details - Redemptions, Repurchases and Exchanges

     9                        Not Applicable

Item Number in Part B               Statement of Additional Information Caption
---------------------               -------------------------------------------

     10                       Cover Page

     11                       Table of Contents

     12                       Organization and Capitalization

     13 Additional Investment Policies of the Money Market Fund; Investment Practices Common to Multiple Funds; Additional Fundamental Investment Restrictions; Additional Non-Fundamental
                              Investment Restrictions

     14                       Trustees and Officers

     15                       Trustees and Officers; Other Information

     16                       The Manager, the Sub-Advisers and the Distributor

     17                       Portfolio Transactions and Brokerage

     18                       Organization and Capitalization

Item Number in Part B               Statement of Additional
---------------------                 Information Caption
                                      -------------------

     19                       Shareholder Investment Account; Redemption and
                              Repurchase; Net Asset Value

     20                       Tax Status

     21                       The Manager, the Sub-Advisers nd the Distributor

     22                       Calculation of Performance; Quotations; Tax Status

     23                       Financial Statements

This Post-Effective Amendment No. 41 to the Registration Statement is being filed solely for the purpose of delaying the effectiveness of Post-Effective Amendment No. 40 which was filed pursuant to Rule 485(a) on August 28, 1997. Accordingly, Post-Effective Amendment No. 40 is incorporated in its entirety into this filing.

                               THE MAINSTAY FUNDS

                           PART C.  OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

a.  Financial Statements:

    Included in Part A of this Registration Statement:

     (1) Capital Appreciation Fund, Convertible Fund, Government Fund, High Yield Corporate Bond Fund, Money Market Fund, Tax Free Fund, Total Return Fund, Value Fund:

          Financial Highlights for the years ended August 31, 1987, August 31, 1988, August 31, 1989, August 31, 1990, August 31, 1991, August 31,
          1992, August 31, 1993 and August 31, 1994; the period September 1, 1994 through December 31, 1994; the years ended December 31, 1995 and December 31, 1996; and the six months ended June 30, 1997 (unaudited).

     (2)  Equity Index Fund:

          Financial Highlights for the period December 2, 1990 (commencement of operations) to August 31, 1991; the fiscal years ended August 31, 1992, August 31, 1993 and August 31, 1994; the period September 1, 1994 through December 31, 1994; the years ended December 31, 1995 to December 31, 1996; and the six months ended June 30, 1997 (unaudited).

     (3)  California Tax Free Fund and New York Tax Free Fund:

          Financial Highlights for the period October 1, 1991 (commencement of operations) through August 31, 1992; the years ended August 31, 1993 and August 31, 1994; the period September 1, 1994 through December 31, 1994; the years ended December 31, 1995 and December 31, 1996; and the six months ended June 30, 1997 (unaudited).

     (4)  International Equity Fund and International Bond Fund:

          Financial Highlights for the period September 13, 1994 (commencement of operations) through December 31, 1994; the years ended December 31, 1995 and December 31, 1996; and the six months ended June 30, 1997 (unaudited).

     (5)  Strategic Income Fund:

          Financial Highlights for the period February 28, 1997 (commencement of operations) through June 30, 1997 (unaudited).

Included in Part B of this Registration Statement:

          Financial statements for NYLIFE Inc. as of December 31, 1996.

Incorporated by reference in Part B of this Registration Statement:

          California Tax Free Fund, Capital Appreciation Fund, Convertible Fund, Equity Index Fund, Government Fund, High Yield Corporate Bond Fund, International Bond Fund, International Equity Fund, Money Market Fund, New York Tax Free Fund, Tax Free Fund, Total Return Fund, Value Fund:

          Statement of Assets and Liabilities as of December 31, 1996 and as of June 30, 1997 (unaudited);

          Statement of Operations for the year ended December 31, 1996 and six months ended June 30, 1997 (unaudited);

          Statement of Changes in net Assets for the years ended December 31, 1995 and December 31, 1996 and six months ended June 30, 1997 (unaudited);

          Notes to Financial Statements;

          Portfolio of Investments at December 31, 1996 and at June 30, 1997 (unaudited).

          Strategic Income Fund:

          Statement of Assets and Liabilities as of June 30, 1997 (unaudited);

          Statement of Operations for the period February 28, 1997 (commencement of operations) through June 30, 1997 (unaudited);

          Statement of Changes in Net Assets for the period ended June 30, 1997 (unaudited);

          Notes to Financial Statements;

          Portfolio of Investments at June 30, 1997 (unaudited);

          Statements, schedules and historical information other than those listed above have been omitted since they are either not applicable or are not required.

b.   Exhibits:

     1.   (a)  Amended and Restated Declaration of Trust dated August 30,
               1991 -- Previously filed as Exhibit 1(a) to Post-Effective Amendment No. 13*
          (b) Fifth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest, Par Value $.01 Per Share dated October 26, 1992 -- Previously filed as Exhibit 1(b) to Post-Effective Amendment No. 16*
          (c) Establishment and Designation of Additional Series of Shares of Beneficial Interest, Par Value $.01 Per Share -- Previously filed as Exhibit 1(b) to Post-Effective Amendment No. 11*
          (d) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest, Par Value $.01 Per Share -- Previously filed as Exhibit 1(b) to Post-Effective Amendment No. 23*
          (e) Form of Declaration of Trust as Amended and Restated December 31, 1994 -- Previously filed as Exhibit 1(e) to Post-Effective Amendment No. 27*
          (f) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest, Par Value $.01 Per Share -- Previously filed as Exhibit 1(e) to Post-Effective Amendment No. 28*
          (g) Form of Establishment and Designation of an Additional Series of Shares of Beneficial Interest, Par Value $.01 Per Share -- Previously filed as Exhibit 1(g) to Post-Effective Amendment No. 35*
          (h) Establishment and Designation of an Additional Series of Shares of Beneficial Interest, Par Value $.01 Per Share -- Previously filed as Exhibit 1(h) to Post-Effective Amendment No. 38*



____________________
* Previously filed as part of this Registration Statement and incorporated herein by reference.

     2. (a) Amended and Restated By-laws dated August 30, 1991-- Previously filed as Exhibit 2 to Post-Effective Amendment No. 13*
          (b) Amended and Restated By-Laws dated December 31, 1994 -- Previously filed as Exhibit 2(b) to Post-Effective Amendment No. 32*

     3.        Inapplicable

     4. Specimen Share Certificate -- Previously filed as Exhibit 4 to Pre-Effective Amendment No. 2*

     5.   (a)(1)    Revised Form of Investment Advisory Agreement --
                    Capital Appreciation Fund -- Previously filed as Exhibit
                    5(a)(1) to Pre-Effective Amendment No. 2*
             (2)    Revised Form of Investment Advisory Agreement -- Value Fund
                    -- Previously filed as Exhibit 5(a)(2) to Pre-Effective
                    Amendment No. 2*
             (3)    Revised Form of Investment Advisory Agreement -- Convertible
                    Fund -- Previously filed as Exhibit 5(a)(3) to Pre-Effective
                    Amendment No. 2*
             (4)    Revised Form of Investment Advisory Agreement -- High Yield
                    Corporate Bond Fund --Previously filed as Exhibit 5(a)(4) to
                    Pre-Effective Amendment No. 2*
             (5)    Revised Form of Investment Advisory Agreement -- Government
                    Fund -- Previously filed as Exhibit 5(a)(5) to Pre-Effective
                    Amendment No. 2*
             (6)    Revised Form of Investment Advisory Agreement -- Money
                    Market Fund -- Previously filed as Exhibit 5(a)(6) to Pre-
                    Effective Amendment No. 2*
             (7)    Form of Investment Advisory Agreement -- Tax Free Bond Fund
                    -- Previously filed as Exhibit 5(a)(7) to Post-Effective
                    Amendment No. 2*
             (8)    Revised Form of Investment Advisory Agreement -- Total
                    Return Fund -- Previously filed as Exhibit 5(a)(9) to Post-
                    Effective Amendment No. 4*
             (9)    Form of Investment Advisory Agreement --Equity Index Fund --
                    Previously filed as Exhibit 5(a) to Post-Effective Amendment
                    No. 7*

____________________
* Previously filed as part of this Registration Statement and incorporated herein by reference.

             (10) Form of Investment Advisory Agreement --California Tax Free Fund and New York Tax Free Fund -- Previously filed as
                    Exhibit 5(a) to Post-Effective Amendment No. 11*
             (11) Form of Investment Advisory Agreement --International Equity Fund and International Bond Fund -- Previously filed as
                    Exhibit 5 to Post-Effective Amendment No. 23*
             (12) Form of Investment Advisory Agreement--Strategic Income Fund -- Previously filed as Exhibit 5(a)(12) to Post-Effective Amendment No. 35*
             (13) Form of Management Agreement -- Strategic Value Fund -- Previously filed as Exhibit 5(a)(13) to Post Effective Amendment No. 38*
             (14)   Form of Composite Management Agreement**

          (b)(1) Form of Sub-Advisory Agreement -- Strategic Value Fund -- Previously filed as Exhibit 5(b)(1) to Post-Effective Amendment No. 38*
          (b)(2)    Form of Composite Sub-Advisory Agreement**

     6.(a)(1) Form of Distribution Agreement -- Previously filed as Exhibit 6(a) to Post-Effective Amendment No. 22*
       (b)     Form of Soliciting Dealer Agreement -- Previously filed as
               Exhibit 6(b) to Pre-Effective Amendment No. 1*

     7.        Inapplicable

     8.(a) Custodian Contract with State Street Bank and Trust Company -- Previously filed as Exhibit 8(a) to Pre-Effective Amendment No. 1*
       (b) Fee schedule for Exhibit 8(a) -- Previously filed as Exhibit 8(b) to Pre-Effective Amendment No. 2*
       (c) Custodian Contract with The Bank of New York --Previously filed as Exhibit 8(a) to Post-Effective Amendment No. 7*

     9.(a)(1) Form of Transfer Agency Agreement -- Previously filed as Exhibit 9(a)(1) to Post-Effective Amendment No. 37*



____________________
* Previously filed as part of this Registration Statement and incorporated herein by reference.

**   To be filed by Amendment

          (2)  Form of Subtransfer Agency Agreement -- Previously filed as
               Exhibit 9(a)(2) to Post-Effective Amendment No. 37*
       (b)(1) Form of Administration Agreement -- Equity Index Fund -- Previously filed as Exhibit 9(b) to Post Effective Amendment No. 20*
          (2) Form of Administration Agreement -- California Tax Free Fund and New York Tax Free Fund -- Previously filed as Exhibit 9(b) to Post-Effective Amendment No. 21*
          (3) Form of Composite Administration Agreement --Capital Appreciation Fund, Value Fund, Convertible Fund, Total Return Fund, High Yield Corporate Bond Fund, Government Fund and Tax Free Bond Fund -- Previously filed as Exhibit 9(b) to Post-Effective Amendment No. 22*
          (4) Form of Administration Agreement -- International Equity Fund and International Bond Fund --Previously filed as Exhibit 9(b) to Post-Effective Amendment No. 23*
          (5) Form of Administration Agreement -- Strategic Income Fund -- Previously filed as Exhibit 9(b)(5) to Post-Effective Amendment No. 35*
       (c)     Form of Fund Accounting Service Agreement --Previously filed as
               Exhibit 9(11) to Post-Effective Amendment No. 6*
       (d) Form of Guaranty Agreement -- Equity Index Fund --Previously filed as Exhibit 9(c) to Post-Effective Amendment No. 7*
       (e) Form of Services Agreement between The MainStay Funds and NYLIFE Distributors Inc. -- Previously filed as Exhibit 9(b) to Post-Effective Amendment No. 25*
       (f) Form of Service Agreement -- Previously filed as Exhibit 9(g) to Post-Effective Amendment No. 33*
       (g) Form of Service Agreement with New York Life Benefit Services, Inc. -- Previously filed as Exhibit 9(g) to Post-Effective Amendment No. 37*

    10.        Opinion and consent of counsel***

    11.        Consent of independent accountants**


____________________
* Previously filed as part of this Registration Statement and incorporated herein by reference.

**   To be filed by Amendment

*** Previously filed with Rule 24f-2 Notice on February 25, 1997 and incorporated herein by reference.

    12.        Inapplicable

    13. Investment representation letter relating to initial capital -- Previously filed as Exhibit 13 to Pre-Effective Amendment No. 1*

    14.(a)(1)  Revised Form of 403(b) Account Application --Previously filed as
               Exhibit 14(a)(1) to Post-Effective Amendment No. 3*
          (2)  Revised Form of 403(b) Custodial Agreement --Previously filed as
               Exhibit 14(a)(2) to Post-Effective Amendment No. 3*
       (b)(1) Form of 401(k) Adoption Agreement -- Previously filed as Exhibit 14(b)(1) to Pre-Effective Amendment No. 2*
          (2) Form of 401(k) Plan and Trust -- Previously filed as Exhibit 14(b)(2) to Pre-Effective Amendment No. 2*
       (c)(1) Form of IRS Form 5305-A -- Previously filed as Exhibit 14(c)(1) to Pre-Effective Amendment No. 2*
          (2) Revised Form of IRS Adoption Agreement and Custodian Disclosure Statement*
          (3) Form of MainStay Funds Individual Retirement Account Application and Transfer Request*

    15.(a)(1)  Form of Composite Plan of Distribution pursuant to Rule 12b-1
               (Class A shares) as approved October 30, 1995 -- Capital Appreciation Fund, Value Fund, Convertible Fund, Total Return Fund, High Yield Corporate Bond Fund, Government Fund and Tax Free Bond Fund -- Previously filed as Exhibit 15(a)(1) to Post-Effective Amendment No. 32*
          (2) Form of Composite Plan of Distribution pursuant to Rule 12b-1 (Class B Shares) as approved October 30, 1995 -- Capital Appreciation Fund, Value Fund, Convertible Fund, Global Fund, Total Return Fund, Natural Resources/Gold Fund, High Yield Corporate Bond Fund, Government Fund and Tax Free Bond Fund -- Previously filed as Exhibit 15(a)(2) to Post-Effective Amendment No. 32*



____________________
* Previously filed as part of this Registration Statement and incorporated herein by reference.
**   To be filed by Amendment
*** Previously filed with Rule 24f-2 Notice on February 25, 1997 and incorporated herein by reference.

          (3) Form of Plan of Distribution pursuant to Rule 12b-1 (Class A Shares) as approved October 30, 1995 -- International Equity Fund and International Bond Fund -- Previously filed as Exhibit 15(a)(3) to Post-Effective Amendment No. 33*
          (4) Form of Plan of Distribution pursuant to Rule 12b-1 (Class B Shares) as approved October 30, 1995 -- International Equity Fund and International Bond Fund -- Previously filed as Exhibit 15(a)(4) to Post-Effective Amendment No. 33*
          (5) Form of Plan of Distribution pursuant to Rule 12b-1 (Class A Shares) as approved October 30, 1995 -- California Tax Free Fund, New York Tax Free Fund and Equity Index Fund -- Previously filed as Exhibit 15(a)(5) to Post-Effective Amendment No. 33*
          (6) Form of Plan of Distribution pursuant to Rule 12b-1 (Class B Shares) as approved October 30, 1995 -- California Tax Free Fund and New York Tax Free Fund -- Previously filed as Exhibit 15(a)(6) to Post-Effective Amendment No. 33*
          (7) Form of Plan of Distribution pursuant to Rule 12b-1 (Class A Shares) -- MainStay Strategic Income Fund -- Previously filed as
               Exhibit 15(a)(7) to Post-Effective Amendment No. 34*
          (8) Form of Plan of Distribution pursuant to Rule 12b-1 (Class B Shares) -- MainStay Strategic Income Fund -- Previously filed as
               Exhibit 15(a)(8) to Post-Effective Amendment No. 34*
          (9) Form of Plan of Distribution pursuant to Rule 12b-1 (Class A shares) -- MainStay Strategic Value Fund -- Previously filed as
               Exhibit 15(a)(9) to Post-Effective Amendment No. 38*
          (10) Form of Plan of Distribution pursuant to Rule 12b-1 (Class B shares) -- MainStay Strategic Value Fund -- Previously filed as
               Exhibit 15(a)(10) to Post-Effective Amendment No. 38*
          (11) Form of Composite Plan of Distribution pursuant to Rule 12b-1 as approved October __, 1997**



____________________
* Previously filed as part of this Registration Statement and incorporated herein by reference.

**   To be filed by Amendment

     16.  Inapplicable

     17.  Financial Data Schedules**

     18. Form of Multiple Class Plan Pursuant to Rule 18f-3 --Previously filed as Exhibit 18 to Post-Effective Amendment No. 30*



____________________
* Previously filed as part of this Registration Statement and incorporated herein by reference.

**   To be filed by Amendment

ITEM 25.       PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     The following chart indicates the persons controlled by New York Life:

                                                     Jurisdiction of    Percent of Voting
    Name+                                            Organization       Securities Owned
    ----                                             ---------------    -----------------
Eagle Strategies Corporation                         Arizona                 100%

Greystone Realty Corporation which owns 100%         Delaware                100%
of the shares of:
  Greystone Realty Management, Inc.                  Delaware

NYLIFE Administration Corp.                          Texas                   100%
(doing business as NYLACOR)

MacKay-Shields Financial Corporation                 Delaware                100%

MSC Holding, Inc. (formerly Magnus Software          Georgia                 85.43%
Corporation, Inc.)

MainStay Institutional Funds Inc.                    Maryland                ***

Monitor Capital Advisors, Inc.                       Delaware                100%

NYLIFE SFD Holding, Inc.                             Delaware                100%
  which owns 83.33% of NYLIFE
    Structured Asset Management Company Ltd.         Texas

New York Life Capital Corporation                    Delaware                100%

New York Life Fund, Inc.                             New York                *

New York Life Insurance and Annuity                  Delaware                100%
  Corporation

New York Life International Investment Inc.          Delaware                100%
which owns 100% of the shares of:
  Monetary Research Ltd.                             Bermuda
  and 100% of the shares of:
  NYL Management Limited which owns                  United Kingdom
  33.345% of the shares of:
  Japan Gamma Asset Management Limited               Japan

MainStay VP Series Fund, Inc.                        Maryland                *

New York Life Worldwide Holding, Inc., which         Delaware                100%
owns 100% of the shares of:


                                                     Jurisdiction of    Percent of Voting
    Name+                                            Organization       Securities Owned
    ----                                             ---------------    -----------------

      New York Life Worldwide Capital, Inc.          Delaware
      New York Life Worldwide Development, Inc.      Delaware
      New York Life Worldwide (Bermuda) Ltd.
      New York Life Insurance Worldwide Ltd.         Bermuda
      and owns 99.97% of the shares of               Bermuda
      New York Life (U.K.) Ltd., which owns
      100% of the shares of:                         United Kingdom
            Windsor Construction Company Limited
            and owns 51% of the shares of:           England
            KOHAP New York Life Insurance Ltd.
            and owns 50.2% of the shares of:         South Korea
            P.T. Asuransi Jiwa Sewu-New York Life
            and owns 49% of the shares of:           Indonesia
            GEO New York Life, S.A. and owns
            31.25% of the shares of:                 Mexico
            Life Assurance Holding Corporation
            Limited, which owns 100% of the shares   United Kingdom
            of:
                  Windsor Life Assurance Company
                  Limited                            England
                  Gresham Life Assurance Society
                  Limited                            England

NYLCO, Inc.                                          New York                100%

NYLIFE Depositary Corporation which owns             Delaware                100%
16.67% of NYLIFE Structured Asset Management         Texas
Company Ltd.

New York Life Benefit Services, Inc. which owns      Massachusetts           100%
100% of ADQ Insurance Agency Inc.                    Massachusetts

New York Life Trust Company                          New York                100%

NYLICO, Inc.                                         New York                100%
(formerly New York Life Capital Corp.)

NYLIFE Distributors Inc.                             Delaware                100%

NYLIFE Equity Inc.                                   Delaware                100%

NYLIFE Funding Inc.                                  Delaware                100%


                                                     Jurisdiction of    Percent of Voting
    Name+                                            Organization       Securities Owned
    ----                                             ---------------    -----------------
NYLIFE Healthcare Management Inc., which owns        Delaware
46.3% of total combined stock and 89.6% of the
voting rights of:
  Express Scripts, Inc., which owns 100% of the      Delaware
  shares of:
     Great Plains Reinsurance Company                Canada
     Practice Patterns Science, Inc.
     ESI Canada Holdings, Inc., which owns           Canada
     100% of the shares of:
       ESI Canada, Inc.                              Canada
     IVTx of Houston, Inc.                           Texas
     IVTx of Dallas, Inc.                            Texas
     PhyNet, Inc.                                    Delaware
  Express Scripts Vision Corporation                 Delaware
  NYLCare Health Plans, Inc.                         Delaware
  (formerly Sanus Corp. Health Systems), which
  owns 100% of the shares of:
     New York Life and Health Insurance              Delaware
     Company
     Avanti Corporate Health Systems Inc.            Delaware
     Avanti Health Systems, Inc., which owns         Texas
     100% of the shares of:
       Avanti of the District, Inc.                  Maryland
       Avanti of Illinois, Inc.                      Illinois
       Avanti of New York, Inc.                      New York
       Avanti of New Jersey, Inc.                    New Jersey
     and owns 80% of the shares of:
     NYLCare Health Plans of the Mid-                Maryland
     Atlantic, Inc., which owns 100% of the
     shares of:
       Physicians Health Services                    Maryland
       Foundation, Inc.
     Lonestar Holding Co., which owns 90%            Delaware
     of the shares of:
       Lone Star Health Plan, Inc., which            New York
       owns 100% of the shares of:
          NYLCare Health Plans of the                Texas
          Gulf Coast, Inc.
     Prime Provider Corp., which owns 100%           New York
     of the shares of:
       Prime Provider Corp. of Texas                 Texas
     NYLCare of Connecticut, Inc.                    Connecticut
     Sanus Dental Plan of New Jersey, Inc.           New Jersey
     NYLCare Dental Plans of the Southwest,
     Inc.                                            Texas
     NYLCare Health Plans of New York, Inc.          New York


                                                     Jurisdiction of    Percent of Voting
Name+                                                Organization       Securities Owned
----                                                 ---------------    -----------------
NYLCare Health Plans of Connecticut,                 Connecticut
Inc.
NYLCare Health Plans of the Midwest,                 Illinois
Inc.
NYLCare Health Plans of New Jersey,                  New Jersey
Inc.
NYLCare of Texas, Inc., which owns                   Texas
  100% of the shares of:
NYLCare Passport PPO of the                          Texas
  Southwest, Inc.
Sanus Preferred Providers West, Inc.                 California
Sanus Preferred Services, Inc.                       Maryland
Sanus Preferred Services of Illinois, Inc.           Illinois
NYLCare Health Plans of the Southwest,               Texas
Inc.
WellPath of Arizona Reinsurance                      Arizona
Company
NYLCare Health Plans of Louisiana, Inc.              Louisiana
NYLCare of New England, Inc.                         Delaware
Sanus - Northeast, Inc.                              Delaware
NYLCare Health Plans of Maine, Inc.                  Maine
NYLCare NC Holdings, Inc.                            Delaware
WellPath Community Health Plan                       North Carolina
Holdings, L.L.C.
which owns 100% of WPCHP Holdings,                   Delaware
Inc. and 99% of:
  WellPath Preferred Services, L.L.C.                North Carolina
  and
  WellPath Select Holdings, L.L.C.                   North Carolina
WellPath of Carolina, Inc.                           North Carolina
WellPath Select, Inc.                                North Carolina
Sanus of New York and New Jersey, Inc.               New York
NYLCare Health Plans of Pennsylvania,                Pennsylvania
Inc.
Docservo, Inc.                                       New York
The ETHIX Corporation, which owns                    Delaware
100% of the shares of:
  ETHIX Great Lakes, Inc.                            Michigan
  ETHIX Mid-Atlantic, Inc., which                    Pennsylvania
  owns 100% of the shares of:
          PriMed, Inc.                               New Jersey
  ETHIX Midlands, Inc.                               Delaware
  ETHIX Mid-Rivers, Inc.                             Missouri
  ETHIX Northwest Public Services,                   Washington
  Inc.
  ETHIX Northwest, Inc.,                             Washington
  which owns 100% of:


                                                     Jurisdiction of    Percent of Voting
    Name+                                            Organization       Securities Owned
    ----                                             ---------------    -----------------
           NYLCare Health Plans Northwest,           Washington
           Inc.
           ETHIX Pacific, Inc.                       Oregon
           ETHIX Risk Management, Inc.               Oregon
           ETHIX Southeast, Inc.                     North Carolina
           ETHIX Southwest, Inc.                     Texas
Benefit Panel Services which owns 100% of the        California
shares of VivaHealth, Incorporated                   California

One Liberty Plaza Holdings, Inc.                     Delaware

NYLIFE Inc.                                          New York                100%

NYLIFE Insurance Company of Arizona                  Arizona                 100%

NYLIFE Realty Inc. which owns 100% of the            Delaware                100%
shares of:  CNP Realty Investments, Inc.             Delaware
NYLIFE Refinery, Inc.                                Delaware                100%

NYLIFE Resources Inc.                                Delaware                100%

NYLIFE Securities Inc.                               New York                100%

NYLINK Insurance Agency Incorporated                 Delaware                100%
which owns 100% of the shares of:
   NYLINK Insurance Agency of Alabama                Alabama
   NYLINK Insurance Agency of New Mexico             New Mexico

NYLTEMPS Inc.                                        Delaware                100%



_____________________

+ By including the indicated corporations in this list, New York Life is not stating or admitting that said corporations are under its actual control; rather, these corporations are listed here to ensure full compliance with the requirements of this Form N-1A.

* New York Life serves as investment adviser to these entities, the shares of which are held of record by separate accounts of New York Life (for the New York Life Fund, Inc.) and NYLIAC (for the MainStay VP Series Fund, Inc.). New York Life disclaims any beneficial ownership and control of these entities.

**   New York Life Foundation does not issue voting securities.

*** MacKay-Shields Financial Corporation and Monitor Capital Advisors, Inc. serve as investment advisers to this entity.

Item 26.  Number of Holders of Securities (as of September 30, 1997)

                                           (2)
           (1)                          NUMBER OF
       TITLE OF CLASS                 RECORD HOLDERS
       --------------                 --------------
Shares of Common Stock:               Class A  Class B
                                      -------  -------
  Shares of beneficial interest,
    Capital Appreciation Fund          20,542  172,625
  Shares of beneficial interest,
    Value Fund                          9,935  121,094
  Shares of beneficial interest,
    Convertible Fund                    5,367   70,057
  Shares of beneficial interest,
    High Yield Corporate Bond Fund      9,299  151,266
  Shares of beneficial interest,
    Government Fund                     1,602   50,102
  Shares of beneficial interest,
    Tax Free Bond Fund                    413   17,161
  Shares of beneficial interest,
    Money Market Fund                   6,457   45,382
  Shares of beneficial interest,
    Total Return Fund                   6,528  108,845
  Shares of beneficial interest,
    Equity Index Fund                  22,064       --
  Shares of beneficial interest,
    California Tax Free Fund              445      232
  Shares of beneficial interest,
    New York Tax Free Fund                453      170
  Shares of beneficial interest,
    International Equity Fund           2,129   13,435
  Shares of beneficial interest,
    International Bond Fund               431    3,342
  Shares of beneficial interest,
    Strategic Income Fund                 382    2,087
  Shares of beneficial interest,
    Strategic Value Fund               ------   ------

ITEM 27.  INDEMNIFICATION

     New York Life Insurance Company maintains Directors & Officers Liability insurance coverage totaling $100 million. The coverage limit applies each year and has been extended to cover Directors, Trustees and Officers of the Trust, and subsidiaries and certain affiliates of New York Life. Subject to the policies' terms, conditions, deductible and retentions, Directors, Officers and Trustees are covered for claims, including related expenses, made against them while acting in their capacities as such. The primary policy in the amount of $25 million is issued by National Union Fire Insurance Company of Pittsburgh, PA, and the excess policies in the amount at $75 million are issued by various insurance companies. The issuing insurance companies may be changed from time to time and there is no assurance that any or all of the current coverage will be maintained by New York Life.

     Article IV of Registrant's Declaration of Trust states as follows:

     Section 4.3.  Mandatory Indemnification.

     (a) Subject to the exceptions and limitations contained in paragraph (b) below:

        (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust, or by one or more Series thereof if the claim arises from his or her conduct with respect to only such Series to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

        (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

     (b) No indemnification shall be provided hereunder to a Trustee or officer:

        (i) against any liability to the Trust or a Series thereof or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

        (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or a Series thereof;

        (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

          (A) by the court or other body approving the settlement or other disposition; or

          (B)  based upon a review of readily available facts     (as opposed to
      a full trial-type inquiry) by (x) vote of    a majority of the
      Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

     (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

     (d) Expenses of preparation and presentation of a defense to any claim, action, suit, or proceedings of the character described in paragraph (a) of this
Section 4.3 shall be advanced by the Trust or a Series thereof to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient, to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

        (i) such undertaking is secured by surety bond or some other appropriate security provided by the recipient, or the Trust or a Series thereof shall be insured against losses arising out of any such advances; or

        (ii) a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Disinterested Trustees acts on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

     As used in this Section 4.3, a "Non-interested Trustee" is one who is not
(i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

ITEM 28.  BUSINESS OR OTHER CONNECTIONS OF INVESTMENT ADVISER

     The business of MainStay Management, Inc., MacKay-Shields Financial Corporation and Monitor Capital Advisors, Inc. is summarized under "Know with Whom You're Investing" in the Prospectus constituting Part A of this Registration Statement, which summary is incorporated herein by reference.

     The business or other connections of each director and officer of MainStay Management, Inc. is currently listed in the investment adviser registration on Form ADV for MainStay Management, Inc. (File No. 801-54912) and is hereby incorporated herein by reference.

     The business or other connections of each director and officer of MacKay-Shields Financial Corporation is currently listed in the investment adviser registration on Form ADV for MacKay-Shields Financial Corporation (File No. 801-
5594) and is hereby incorporated herein by reference.

     The business or other connections of each director and officer of Monitor Capital Advisors, Inc. is currently listed in the investment adviser registration on Form ADV for Monitor Capital Advisors, Inc. (File No. 801-34412) and is hereby incorporated herein by reference.

ITEM 29.  PRINCIPAL UNDERWRITERS

(a)  None.

(b)

                                                                              (3)
        (1)                             (2)                               Positions and
   Name and Principal         Position and Office with                    Offices with
   Business Address           NYLIFE Distributors Inc.                     Registrant
-----------------------       ------------------------                    ------------
Mistero, Frank                Director, President and Chief               None
 260 Cherry Hill Road         Executive Officer
 Parsippany, NJ 07054
Boyce, Jefferson C.           Director                                    Senior Vice President
 51 Madison Avenue
 New York, NY 10010
Brady, Robert E.              Director and Vice President                 None
 260 Cherry Hill Road
 Parsippany, NJ 07054
Kane, Alice T.                Director                                    Chairperson
 51 Madison Avenue
 New York, NY  10010
Boccio, Frank M.              Director                                    None
 51 Madison Avenue
 New York, NY 10010
Rock, Robert D.               Director                                    None
 51 Madison Avenue
 New York, NY 10010
Gallo, Michael G.             Director                                    None
 51 Madison Avenue
 New York, NY 10010
Hildebrand, Phillip J.        Director                                    None
 51 Madison Avenue
 New York, NY 10010
Roussin, Stephen              Director                                    President and Chief
 Morris Corporate Center I                                                Executive Officer
 Building A
 300 Interpace Parkway
 Parsippany, NJ  07054
Polis, Anthony W.             Vice President and Chief                    Chief Financial Officer
 Morris Corporate Center I    Financial Officer
 Building A
 300 Interpace Parkway
 Parsippany, NJ  07054
Calhoun, Jay S.               Vice President and Treasurer                None
 51 Madison Avenue
 New York, NY 10010
Ubl, Walter W.                Director and Senior Vice President          None
 260 Cherry Hill Road
 Parsippany, NJ 07054
Warga, Thomas J.              Senior Vice President and General Auditor   None


                                                                              (3)
        (1)                             (2)                               Positions and
   Name and Principal         Position and Office with                    Offices with
   Business Address           NYLIFE Distributors Inc.                     Registrant
-----------------------       ------------------------                    ------------
 51 Madison Avenue
 New York, NY  10010
Livornese, Linda M.           Vice President                              None
 51 Madison Avenue
 New York, NY  10010
Murray, Thomas J.             Corporate Vice President                    None
 51 Madison Avenue
 New York, NY 10010
Zuccaro, Richard W.           Tax Vice President                          Tax Vice
 51 Madison Avenue                                                        President
 New York, NY 10010
Krystel, David J.             Vice President                              None
 51 Madison Avenue
 New York, NY 10010
Zwarick, Phyllis              Corporate Vice President                    None
 51 Madison Avenue
 New York, NY 10010
O'Byrne, John H.              Vice President and Chief                    None
 51 Madison Avenue            Compliance Officer
 New York, NY 10010
Adasse, Louis H.              Corporate Vice President                    None
 51 Madison Avenue,
 New York, NY 10010
Daoust, George R.             Assistant Vice President                    None
 Morris Corporate Center I
 Building A
 300 Interpace Parkway
 Parsippany, NJ 07054
Arizmendi, Arphiela           Assistant Vice President                    Assistant Treasurer
 Morris Corporate Center I
 Building A
 300 Interpace Parkway
 Parsippany, NJ 07054
Cirillo, Antoinette B.        Assistant Vice President                    Assistant Treasurer
 Morris Corporate Center I
 Building A
 300 Interpace Parkway
 Parsippany, NJ 07054
Lorito, Geraldine             Assistant Vice President                    Assistant Treasurer
 Morris Corporate Center I
 Building A
 300 Interpace Parkway
 Parsippany, NJ 07054
Gomez, Mark A.                Assistant Secretary                         None
 51 Madison Avenue
 New York, NY  10010


                                                                              (3)
        (1)                             (2)                               Positions and
   Name and Principal         Position and Office with                    Offices with
   Business Address           NYLIFE Distributors Inc.                     Registrant
-----------------------       ------------------------                    ------------
Brenner, Nancy                Secretary                                   None
 51 Madison Avenue
 New York, NY  10010


      (c)  Inapplicable.


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

     Certain accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained at the offices of the Registrant, the Manager and NYLIFE Distributors Inc., Morris Corporate Center I, Building A, 300 Interpace Parkway, Parsippany, NJ 07054, at MacKay-Shields Financial Corporation, 9 West 57th Street, New York, NY 10019; Monitor Capital Advisors, Inc., 504 Carnegie Center, Princeton, New Jersey 08540. Records relating to the Registrant's transfer agent are maintained by MainStay Shareholder Services Inc., 200 Cherry Hill Road, Parsippany, NJ 07054. Records relating to the duties of the Registrant's custodian for the Capital Appreciation Fund, Convertible Fund, High Yield Corporate Bond Fund, Government Fund, Money Market Fund, Tax Free Fund, Total Return Fund and Value Fund are maintained by State Street Bank and Trust Company, 1776 Heritage Drive, Quincy, MA 02171; and records relating to Registrant's custodian for the California Tax Free Fund, New York Tax Free Fund, International Equity Fund, International Bond Fund, Equity Index Fund, Strategic Income Fund and Strategic Value Fund are maintained by The Bank of New York, 110 Washington Street, New York, NY 10286.

ITEM 31.  MANAGEMENT SERVICES.

     Inapplicable.

ITEM 32.  UNDERTAKINGS.

   b. The Registrant hereby undertakes to file a post-effective amendment, including financial statements relating to the MainStay Strategic Value Fund, which need not be certified, within four to six months from the effective date of Post-Effective Amendment No. 38 to the Registration Statement under the Securities Act of 1933.

   c. The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders upon request and without charge.

Other. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 41 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Parsippany and the State of New Jersey, on the 24th day of October, 1997.

                             THE MAINSTAY FUNDS

                             By:  /s/Stephen C. Roussin
                                  -----------------------------
                                  STEPHEN C. ROUSSIN, President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 41 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

        Signatures                         Title                      Date
        ----------                         -----                      -----
                *****        Chairperson and Trustee             October 24, 1997
---------------------------
ALICE T. KANE

                 ****        Trustee                             October 24, 1997
---------------------------
WALTER W. UBL

                 **          Chief Financial Officer             October 24, 1997
---------------------------  (Principal Financial and
ANTHONY W. POLIS             Accounting Officer)

              *******        Trustee                             October 24, 1997
---------------------------
HARRY G. HOHN

               ******        Trustee                             October 24, 1997
---------------------------
DONALD E. NICKELSON

                 *           Trustee                             October 24, 1997
---------------------------
NANCY M. KISSINGER

                 ***         Trustee                             October 24, 1997
---------------------------
TERRY L. LIERMAN

               ******        Trustee                             October 24, 1997
---------------------------
RICHARD S. TRUTANIC

                 ***         Trustee                             October 24, 1997
---------------------------
DONALD K. ROSS



              *******        Trustee                             October 24, 1997
---------------------------
EDWARD J. HOGAN

              ********       Trustee                             October 24, 1997
---------------------------
JOHN B. McGUCKIAN

/s/Jeffrey L. Steele
---------------------------
JEFFREY L. STEELE


* Executed by Jeffrey L. Steele pursuant to a power of attorney filed with Post-Effective Amendment No. 6 to the Registration Statement on December 22, 1989.

** Executed by Jeffrey L. Steele pursuant to a power of attorney filed with Post-Effective Amendment No. 8 to the Registration Statement on November 2, 1990.

*** Executed by Jeffrey L. Steele pursuant to a power of attorney filed with Post-Effective Amendment No. 13 to the Registration Statement on December 23, 1991.

**** Executed by Jeffrey L. Steele pursuant to a power of attorney filed with Post-Effective Amendment No. 19 to the Registration Statement on November 1, 1993.

***** Executed by Jeffrey L. Steele pursuant to a power of attorney filed with Post-Effective Amendment No. 24 to the Registration Statement on October 20, 1994.

****** Executed by Jeffrey L. Steele pursuant to a power of attorney filed with Post-Effective Amendment No. 29 to the Registration Statement on April 27, 1995.

******* Executed by Jeffrey L. Steele pursuant to a power of attorney filed with Post-Effective Amendment No. 35 on February 26, 1997.

******** Executed by Jeffrey L. Steele pursuant to a power of attorney filed with Post-Effective Amendment No. 40 on August 28, 1997.


                                      -2-